Equity - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share capital
Quantity of shares	401,803,041	266,240,444
Authorized share capital (in US dollar)	R$ 50
Authorized shares	20,000,000,000
Share capital paid	R$ 13	R$ 13
Reserves	R$ 7,817,670	R$ 2,728,396
Ordinary shares [member]
Share capital
Quantity of shares	284,765,936	228,521,790
Shares par value (in dollar per share)	R$ 0.0000025
Preference shares [member]
Share capital
Quantity of shares	117,037,105	37,718,654
Shares par value (in dollar per share)	R$ 0.0000025